ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Amortization of Intangible Assets	4,960	5,846	8,870
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years